Document and Entity Information	Feb. 22, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2023
Entity Registrant Name	Sunstone Hotel Investors, Inc.
Entity Central Index Key	0001295810
Entity Incorporation, State or Country Code	MD
Securities Act File Number	001-32319
Entity Tax Identification Number	20-1296886
Entity Address, Address Line One	15 Enterprise, Suite 200
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	330-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SHO
Security Exchange Name	NYSE
Series H Cumulative Redeemable Preferred Stock
Title of 12(b) Security	Series H Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SHO.PRH
Security Exchange Name	NYSE
Series I Cumulative Redeemable Preferred Stock
Title of 12(b) Security	Series I Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	SHO.PRI
Security Exchange Name	NYSE